Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current assets [line items]
Beginning balance	¥ 2,877	¥ 1,979
Additions	379	920
Transferred from construction in progress	502	356
Disposal	(11)
Amortisation for the year	(518)	(378)
Provision for impairment losses	(18)
Ending balance	3,211	2,877
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	608	482
Additions	83	70
Transferred from construction in progress	474	277
Disposal	0
Amortisation for the year	(330)	(221)
Provision for impairment losses	0
Ending balance	835	608
Leasehold improvements [member]
Disclosure of other non-current assets [line items]
Beginning balance	284	251
Additions	43	46
Transferred from construction in progress	28	79
Disposal	(7)
Amortisation for the year	(105)	(92)
Provision for impairment losses	(18)
Ending balance	225	284
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance	1,985	1,246
Additions	253	804
Transferred from construction in progress	0	0
Disposal	(4)
Amortisation for the year	(83)	(65)
Provision for impairment losses	0
Ending balance	¥ 2,151	¥ 1,985